As filed with the Securities and Exchange Commission on August 29, 2008

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21315

                    NEUBERGER BERMAN REALTY INCOME FUND INC.
                    ----------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                    Neuberger Berman Realty Income Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                                  K&L Gates LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and Addresses of agents for service)

Date of fiscal year end:   October 31, 2008
Date of reporting period:  July 1, 2007 to June 30, 2008

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (s.s.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31, of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended, June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained on Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden of the Secretary, Securities of Exchange Commission, 100 F Street, NE, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s. 3507.

ITEM 1. PROXY VOTING RECORD.



Neuberger Berman Realty Income Fund Inc.

07/01/2007 - 06/30/2008


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
American Financial Realty
Trust
                                TICKER        SECURITY ID:                   MEETING DATE        MEETING STATUS
                                AFR           CUSIP 02607P305                02/13/2008          Voted
                                MEETING TYPE  COUNTRY OF TRADE
                                Special       United States
                                                                                        MGMT     VOTE      FOR/AGNST
                                ISSUE NO.     DESCRIPTION                    PROPONENT  REC      CAST      MGMT
                                1             Approval of the Merger
                                              Agreement pertaining to
                                              Gramercy Capital Corp.         Mgmt       For      For       For
                                2             Right to Adjourn Meeting       Mgmt       For      For       For


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Archstone Smith Trust
                                TICKER        SECURITY ID:                   MEETING DATE        MEETING STATUS
                                ASN           CUSIP 039583109                08/21/2007          Voted
                                MEETING TYPE  COUNTRY OF TRADE
                                Special       United States
                                                                                        MGMT     VOTE      FOR/AGNST
                                ISSUE NO.     DESCRIPTION                    PROPONENT  REC      CAST      MGMT
                                1             Approval of the Merger
                                              Agreement                      Mgmt       For      For       For
                                2             Right to Adjourn Meeting       Mgmt       For      For       For


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Crescent Real Estate Equities Company
                                TICKER        SECURITY ID:                   MEETING DATE        MEETING STATUS
                                CEI           CUSIP 225756105                08/01/2007          Voted
                                MEETING TYPE  COUNTRY OF TRADE
                                Special       United States
                                                                                        MGMT     VOTE      FOR/AGNST
                                ISSUE NO.     DESCRIPTION                    PROPONENT  REC      CAST      MGMT
                                1             Approval of the Merger
                                              Agreement                      Mgmt       For      For       For
                                2             Right to Adjourn Meeting       Mgmt       For      For       For


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Gramercy Capital Corp.
                                TICKER        SECURITY ID:                   MEETING DATE        MEETING STATUS
                                GKK           CUSIP 384871109                02/13/2008          Voted
                                MEETING TYPE  COUNTRY OF TRADE
                                Special       United States
                                                                                        MGMT     VOTE      FOR/AGNST
                                ISSUE NO.     DESCRIPTION                    PROPONENT  REC      CAST      MGMT
                                1             Approval of the Merger
                                              Agreement pertaining to
                                              American Financial
                                              Realty Trust                   Mgmt       For      For       For
                                2             Right to Adjourn               Mgmt       For      For       For


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Spirit Finance Corp.
                                TICKER        SECURITY ID:                   MEETING DATE        MEETING STATUS
                                SPIRTD        CUSIP 848568309                07/02/2007          Voted
                                MEETING TYPE  COUNTRY OF TRADE
                                Annual        United States
                                                                                        MGMT     VOTE      FOR/AGNST
                                ISSUE NO.     DESCRIPTION                    PROPONENT  REC      CAST      MGMT
                                1             Merger/Acquisition between
                                              Finance Corp. and Redford
                                              Merger Co.                     Mgmt       For      For       For
                                2.1           Elect Morton Fleischer         Mgmt       For      For       For
                                2.2           Elect Christopher Volk         Mgmt       For      For       For
                                2.3           Elect Willie Barnes            Mgmt       For      For       For
                                2.4           Elect Linda Blessing           Mgmt       For      For       For
                                2.5           Elect Dennis Mitchem           Mgmt       For      For       For
                                2.6           Elect Paul Oreffice            Mgmt       For      For       For
                                2.7           Elect Jim Parish               Mgmt       For      For       For
                                2.8           Elect Kenneth Roath            Mgmt       For      For       For
                                2.9           Elect Casey Sylla              Mgmt       For      For       For
                                2.10          Elect Shelby Yastrow           Mgmt       For      For       For
                                3             Ratification of Auditor        Mgmt       For      For       For
                                4             Right to Adjourn Meeting       Mgmt       For      For       For

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Neuberger Berman Realty Income Fund Inc.


By:  /s/ Peter E. Sundman
     ----------------------------------
     Peter E. Sundman
     Chief Executive Officer

Date: August 22, 2008